Property, plant and equipment - Assets acquired under finance leases (Details) - CAD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Disclosure of recognised finance lease as assets by lessee [line items]
Assets acquired under finance leases	$ 23,703	$ 25,342
Furniture, fixtures and equipment
Disclosure of recognised finance lease as assets by lessee [line items]
Assets acquired under finance leases	7,351	8,820
Computer equipment
Disclosure of recognised finance lease as assets by lessee [line items]
Assets acquired under finance leases	16,352	16,522
Cost
Disclosure of recognised finance lease as assets by lessee [line items]
Assets acquired under finance leases	61,492	61,715
Cost | Furniture, fixtures and equipment
Disclosure of recognised finance lease as assets by lessee [line items]
Assets acquired under finance leases	15,309	15,201
Cost | Computer equipment
Disclosure of recognised finance lease as assets by lessee [line items]
Assets acquired under finance leases	46,183	46,514
Accumulated depreciation
Disclosure of recognised finance lease as assets by lessee [line items]
Assets acquired under finance leases	37,789	36,373
Accumulated depreciation | Furniture, fixtures and equipment
Disclosure of recognised finance lease as assets by lessee [line items]
Assets acquired under finance leases	7,958	6,381
Accumulated depreciation | Computer equipment
Disclosure of recognised finance lease as assets by lessee [line items]
Assets acquired under finance leases	$ 29,831	$ 29,992